SHARE CAPITAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2012	Jul. 02, 2012	Dec. 31, 2011	Dec. 31, 2012 2008 Share Repurchase Program [Member]	Dec. 31, 2008 2008 Share Repurchase Program [Member]	Dec. 31, 2011 Minimum [Member]	Jul. 02, 2012 Maximum [Member]	Dec. 31, 2012 Original Shareholders [Member]	Dec. 31, 2012 Original Shareholders [Member] One Vote [Member]	Dec. 31, 2012 Original Shareholders [Member] Seven Votes [Member]	Dec. 31, 2012 Inversiones Los Avellanos S.A. [Member]	Dec. 31, 2012 Sparrow Company [Member]	Dec. 31, 2012 Sparrow CI Sub Ltd [Member]	Dec. 31, 2012 Hazels (Bahamas) Investments Inc. [Member]
Shareholders [Line Items]
Common stock, shares authorized (in shares)	250,000,000		250,000,000			100,000,000	250,000,000
Number of votes per share									1	7
Stock issued (in shares)								7,864,085	150,719	7,713,366	4,735,517	93,940,000	16,060,000	3,128,568
Shares outstanding (in shares)	140,419,487		30,011,628								7,713,366
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Ownership percentage by noncontrolling owners (in hundredths)	87.90%										3.40%	66.90%	11.40%	2.20%
Period considered for moving average price of common stock	180 days
Number of directors required for approval	6
Equity, Class of Treasury Stock [Line Items]
Shares authorized amount					$ 50,000
Common shares repurchased (in shares)				3,923,094
Cost of common shares repurchased				$ 19,488